Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials and consumables	$ 70,134	$ 18,608
Inventories in process	37,705	6,587
Finished Goods	1,237
Total inventories	109,076	$ 25,195
Pre approval inventory.	48,800
Inventory write down	$ 0